Other Provisions - Provision for Silicosis Settlement - Narative (Details) - Provision raised for settlement - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of other provisions [line items]
Discount rates	7.40%	8.20%	9.30%
Provisions, Nominal Amount	R 300